Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our Principal Executive Officers (the “PEOs”) and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2023, 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Adjusted EBITDA (non-GAAP) as used for our 2023, 2022, 2021 and 2020 AIP.
							Value of Initial Fixed $100 Investment Based On:
	Thomas J. Appio		Joseph C. Papa		Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (in Millions)(4) ($)	Adjusted EBITDA for AIP (in Millions)(5) ($)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)
2023	15,878,578	14,834,961	—	—	2,843,374	1,029,672	27	119	(592)	2,367
2022	13,171,461	821,019	19,781,761	(3,950,168)	5,683,018	2,050,535	21	114	(225)	2,236
2021	—	—	22,889,137	37,122,606	5,972,466	7,337,740	92	126	(948)	3,501
2020	—	—	14,119,361	(10,609,802)	4,287,738	61,287	70	126	(560)	3,269
(1)
Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEOs were (i) in 2023 Thomas J. Appio; (ii) in 2022, Thomas J. Appio and Joseph C. Papa and (ii) in 2021 and 2020, Joseph C. Papa. Average compensation for non-PEOs includes the following named executive officers: (i) in 2023, John S. Barresi, Seana Carson and Tom G. Vadaketh, (ii) in 2022, Tom G. Vadaketh, Seana Carson, Robert A. Spurr, Sam A. Eldessouky and Christina Ackermann, (iii) in 2021, Thomas J. Appio, Robert A. Spurr, Sam A. Eldessouky, Christina M. Ackermann, and Paul S. Herendeen and (iv) in 2020, Thomas J. Appio, Paul S. Herendeen, Christina M. Ackermann, and William D. Humphries.

(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our other NEOs in 2023 reflects adjustments to the amounts in the “Summary Compensation Table” as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. A significant portion of the compensation “actually paid” to our NEOs is comprised of equity awards whose value is directly tied to the value of our Common Shares. For certain of the years covered by the Pay Versus Performance Table, the compensation “actually paid” to our PEO and our other NEOs was below zero as a result of the decrease in the price of our Common Shares and associated decreases in the fair value of unvested equity awards during the year. For information regarding the decisions made by the Talent and Compensation Committee for the PEO’s and our other NEOs’ compensation for fiscal year 2023, see the Compensation Discussion and Analysis beginning on page 39. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest or forfeit in the covered year, which are valued as of the applicable vesting dates and fair values as of the end of the preceding fiscal year, respectively. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than the expected term and the related expected volatilities and risk-free rates that have been adjusted to reflect the passage of time.

	Thomas J. Appio 2023 ($)	Non-PEOs 2023 ($)
Summary Compensation Table Total	15,878,578	2,843,374
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	13,133,812	2,106,638
Plus Fair Value for Awards Granted in the Covered Year	12,005,422	809,520
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(35,824)	120,288
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	140,454	132,202
Less Fair Value of Awards Forfeited during the Covered Year	19,857	769,074
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	14,834,961	1,029,672
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Nasdaq Biotechnology Index, which is the same peer group we use for purposes of the Shareholder Return Performance Presentation of the Company’s Annual Reports on Form 10-K for the years ended December 31, 2023.

(4)
Reflects “Net Income” attributable to Bausch Health Companies Inc., as reported in the Consolidated Financial Statements included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2023, 2022, 2021 and 2020 (including net income attributable to noncontrolling interests).

(5)
Reflects Adjusted EBITDA as used for our AIP in 2023, 2022, 2021 and 2020. Adjusted EBITDA as used for the AIP in 2020 and 2021 was calculated on a consolidated basis, for the AIP in 2022 AIP, Adjusted EBITDA does not include Adjusted EBITDA attributable to B+L or our Solta Medical business, for the 2023 AIP Adjusted EBITDA does not include Adjusted EBITDA attributable to B+L. Adjusted EBITDA is a non-GAAP financial measure that may not be comparable to similar measures used by other companies. Please see Appendix 1 for a reconciliation of our GAAP to non-GAAP financial measures and related disclosures.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEOs were (i) in 2023 Thomas J. Appio; (ii) in 2022, Thomas J. Appio and Joseph C. Papa and (ii) in 2021 and 2020, Joseph C. Papa. Average compensation for non-PEOs includes the following named executive officers: (i) in 2023, John S. Barresi, Seana Carson and Tom G. Vadaketh, (ii) in 2022, Tom G. Vadaketh, Seana Carson, Robert A. Spurr, Sam A. Eldessouky and Christina Ackermann, (iii) in 2021, Thomas J. Appio, Robert A. Spurr, Sam A. Eldessouky, Christina M. Ackermann, and Paul S. Herendeen and (iv) in 2020, Thomas J. Appio, Paul S. Herendeen, Christina M. Ackermann, and William D. Humphries.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Nasdaq Biotechnology Index, which is the same peer group we use for purposes of the Shareholder Return Performance Presentation of the Company’s Annual Reports on Form 10-K for the years ended December 31, 2023.

Adjustment To PEO Compensation, Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our other NEOs in 2023 reflects adjustments to the amounts in the “Summary Compensation Table” as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. A significant portion of the compensation “actually paid” to our NEOs is comprised of equity awards whose value is directly tied to the value of our Common Shares. For certain of the years covered by the Pay Versus Performance Table, the compensation “actually paid” to our PEO and our other NEOs was below zero as a result of the decrease in the price of our Common Shares and associated decreases in the fair value of unvested equity awards during the year. For information regarding the decisions made by the Talent and Compensation Committee for the PEO’s and our other NEOs’ compensation for fiscal year 2023, see the Compensation Discussion and Analysis beginning on page 39. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest or forfeit in the covered year, which are valued as of the applicable vesting dates and fair values as of the end of the preceding fiscal year, respectively. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than the expected term and the related expected volatilities and risk-free rates that have been adjusted to reflect the passage of time.

	Thomas J. Appio 2023 ($)	Non-PEOs 2023 ($)
Summary Compensation Table Total	15,878,578	2,843,374
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	13,133,812	2,106,638
Plus Fair Value for Awards Granted in the Covered Year	12,005,422	809,520
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(35,824)	120,288
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	140,454	132,202
Less Fair Value of Awards Forfeited during the Covered Year	19,857	769,074
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	14,834,961	1,029,672

Non-PEO NEO Average Total Compensation Amount			$ 2,843,374	$ 5,683,018	$ 5,972,466	$ 4,287,738
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,029,672	2,050,535	7,337,740	61,287
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our other NEOs in 2023 reflects adjustments to the amounts in the “Summary Compensation Table” as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. A significant portion of the compensation “actually paid” to our NEOs is comprised of equity awards whose value is directly tied to the value of our Common Shares. For certain of the years covered by the Pay Versus Performance Table, the compensation “actually paid” to our PEO and our other NEOs was below zero as a result of the decrease in the price of our Common Shares and associated decreases in the fair value of unvested equity awards during the year. For information regarding the decisions made by the Talent and Compensation Committee for the PEO’s and our other NEOs’ compensation for fiscal year 2023, see the Compensation Discussion and Analysis beginning on page 39. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest or forfeit in the covered year, which are valued as of the applicable vesting dates and fair values as of the end of the preceding fiscal year, respectively. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than the expected term and the related expected volatilities and risk-free rates that have been adjusted to reflect the passage of time.

	Thomas J. Appio 2023 ($)	Non-PEOs 2023 ($)
Summary Compensation Table Total	15,878,578	2,843,374
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	13,133,812	2,106,638
Plus Fair Value for Awards Granted in the Covered Year	12,005,422	809,520
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(35,824)	120,288
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	140,454	132,202
Less Fair Value of Awards Forfeited during the Covered Year	19,857	769,074
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	14,834,961	1,029,672

Equity Valuation Assumption Difference, Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our other NEOs in 2023 reflects adjustments to the amounts in the “Summary Compensation Table” as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. A significant portion of the compensation “actually paid” to our NEOs is comprised of equity awards whose value is directly tied to the value of our Common Shares. For certain of the years covered by the Pay Versus Performance Table, the compensation “actually paid” to our PEO and our other NEOs was below zero as a result of the decrease in the price of our Common Shares and associated decreases in the fair value of unvested equity awards during the year. For information regarding the decisions made by the Talent and Compensation Committee for the PEO’s and our other NEOs’ compensation for fiscal year 2023, see the Compensation Discussion and Analysis beginning on page 39. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest or forfeit in the covered year, which are valued as of the applicable vesting dates and fair values as of the end of the preceding fiscal year, respectively. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than the expected term and the related expected volatilities and risk-free rates that have been adjusted to reflect the passage of time.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The graph below shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with the Company’s TSR over the covered fiscal years. The following performance graph also compares the cumulative total return on a $100 investment on December 31, 2019, assuming reinvestment of all dividends, in (i) our Common Shares and (ii) the NASDAQ Biotechnology Index.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The graph below reflects a comparison of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs with our net income from continuing operations.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
The graph below shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compare with our Adjusted EBITDA as used for our AIP in 2023, 2022, 2021, and 2020. Adjusted EBITDA as used for our AIP for 2020 and 2021 was on a consolidated basis, for 2022, Adjusted EBITDA did not include B+L or our Solta Medical business and for 2023 did not include B+L. Adjusted EBITDA is a non-GAAP financial measure that may not be comparable to similar measures used by other companies. Please see Appendix 1 for a reconciliation of our GAAP to non-GAAP financial measures and related disclosures.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The graph below shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with the Company’s TSR over the covered fiscal years. The following performance graph also compares the cumulative total return on a $100 investment on December 31, 2019, assuming reinvestment of all dividends, in (i) our Common Shares and (ii) the NASDAQ Biotechnology Index.

Tabular List, Table
The following table sets forth an unranked list of the performance measures that, for 2023, we view as the “most important” measures for linking our NEOs’ compensation “actually paid” to performance. Revenue and Adjusted EBITDA (non-GAAP) were metrics used for our AIP in 2023, 2022, 2021 and 2020. In 2023, we re-introduced PSUs to our Long-Term Incentive Program, which such PSUs will be earned and will vest based on the achievement of an Adjusted Operating Cash Flow performance goal and rTSR performance modifier metrics.
Performance Measure
Revenue
Adjusted EBITDA (non-GAAP)
Adjusted Operating Cash Flow (non-GAAP)
rTSR (Relative Total Shareholder Return)

Total Shareholder Return Amount			$ 27	21	92	70
Peer Group Total Shareholder Return Amount			119	114	126	126
Net Income (Loss)			$ (592,000,000)	$ (225,000,000)	$ (948,000,000)	$ (560,000,000)
Company Selected Measure Amount			2,367,000,000	2,236,000,000	3,501,000,000	3,269,000,000
PEO Name	Joseph C. Papa	Thomas J. Appio	Thomas J. Appio		Joseph C. Papa	Joseph C. Papa
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA (non-GAAP)
Non-GAAP Measure Description
(5)
Reflects Adjusted EBITDA as used for our AIP in 2023, 2022, 2021 and 2020. Adjusted EBITDA as used for the AIP in 2020 and 2021 was calculated on a consolidated basis, for the AIP in 2022 AIP, Adjusted EBITDA does not include Adjusted EBITDA attributable to B+L or our Solta Medical business, for the 2023 AIP Adjusted EBITDA does not include Adjusted EBITDA attributable to B+L. Adjusted EBITDA is a non-GAAP financial measure that may not be comparable to similar measures used by other companies. Please see Appendix 1 for a reconciliation of our GAAP to non-GAAP financial measures and related disclosures.

Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Cash Flow (non-GAAP)
Measure:: 4
Pay vs Performance Disclosure
Name			rTSR (Relative Total Shareholder Return)
Thomas J. Appio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 15,878,578	$ 13,171,461	$ 0	$ 0
PEO Actually Paid Compensation Amount			14,834,961	821,019	0	0
Joseph C. Papa [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	19,781,761	22,889,137	14,119,361
PEO Actually Paid Compensation Amount			0	$ (3,950,168)	$ 37,122,606	$ (10,609,802)
PEO | Thomas J. Appio [Member] | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,133,812)
PEO | Thomas J. Appio [Member] | Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,005,422
PEO | Thomas J. Appio [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,824)
PEO | Thomas J. Appio [Member] | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			140,454
PEO | Thomas J. Appio [Member] | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,857)
PEO | Thomas J. Appio [Member] | Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas J. Appio [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas J. Appio [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,106,638)
Non-PEO NEO | Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			809,520
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			120,288
Non-PEO NEO | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			132,202
Non-PEO NEO | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(769,074)
Non-PEO NEO | Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0